PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	Equipment not ready for use	Leasehold improvements	Machinery and equipment	Office equipment	Total
Cost
Balance, January 1, 2023	$1,815,909	$123,659	$6,091,621	$177,902	$8,209,091
Additions, net of returns	206,018	-	949,551	12,384	1,167,953
Reclassification	(2,013,090)	-	2,013,090	-	-
Effect of changes in foreign exchange rates	(8,837)	597	41,246	5,560	38,566
Balance, December 31, 2023	-	124,256	9,095,508	195,846	9,415,610
Additions, net of returns	8,893,033	613,192	668,857	6,131	10,181,213
Disposals	-	-	(17,221)	-	(17,221)
Effect of changes in foreign exchange rates	(182,884)	(7,925)	(109,759)	(2,904)	(303,472)
Balance, December 31, 2024	8,710,149	729,523	9,637,385	199,073	19,276,130
Additions	930,036	229,060	1,025,757	70,254	2,255,107
Reclassification	(8,363,829)	-	8,363,829	-	-
Disposals	-	-	(30,433)	-	(30,433)
Effect of changes in foreign exchange rates	(9,893)	32,932	187,792	4,985	215,816
Balance, December 31, 2025	1,266,463	991,515	19,184,330	274,312	21,716,620

Accumulated Depreciation
Balance, January 1, 2023	-	56,134	2,958,538	123,912	3,138,584
Depreciation for the year	-	24,684	1,600,981	28,133	1,653,798
Balance, December 31, 2023	-	80,818	4,559,519	152,045	4,792,382
Depreciation for the year	-	24,802	1,664,712	24,172	1,713,686
Effect of changes in foreign exchange rates	-	-	12,380	-	12,380
Balance, December 31, 2024	-	105,620	6,236,611	176,217	6,518,448
Depreciation for the year	-	175,662	2,786,708	22,770	2,985,140
Disposals	-	-	(20,796)	-	(20,796)
Balance, December 31, 2025	-	281,282	9,002,523	198,987	9,482,792

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

6.	PROPERTY AND EQUIPMENT (Continued)

Carrying Amounts
At December 31, 2023	$-	$43,438	$4,535,989	$43,801	$4,623,228
At December 31, 2024	$8,710,149	$623,903	$3,400,774	$22,856	$12,757,682
At December 31, 2025	$1,266,463	$710,233	$10,181,807	$75,325	$12,233,828